UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                -----------------

Check here if Amendment [_]; Amendment Number:
                                                -----------------
   This Amendment (Check only one.):    [_]  is a restatement.
                                        [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         SC Fundamental LLC
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Address:      747 Third Avenue
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              27th Floor
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              New York, NY  10017
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Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neil H. Koffler
              --------------------------
Title:        Member
              --------------------------
Phone:        (212)888-9100
              --------------------------

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                   New York, NY          February 14, 2008
---------------------------    -------------------------    -----------------
    [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              43
                                            ------------------

Form 13F Information Table Value Total:              $37,582
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                                                 (thousands)


List of Other Included Managers:

                                      NONE


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                               SC FUNDAMENTAL LLC
                                    FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 2007

[TABLE 1 OF 2]

                                                         ITEM 4:     ITEM 5:
                               ITEM 2:       ITEM 3:      Fair       Shares or
                ITEM 1:        Title of      Cusip        Market     Principal
            Name of Issuer      Class        Number       Value       Amount
-----------------------------------------------------------------------------------------
Ambase Corp.                  Common        023164106       74,847    187,117 SH
Berkeley Tech Inc.            Sponsored     08437M107      149,528    230,043 SH
                               ADR
Bimini Capital Mgt            Common        090319104       26,148    104,590 SH
Capital Southwest
 Corporation                  Common        140501107    2,690,758     22,726 SH
Captial Gold Corp             Common        14018Y106    1,200,633  1,778,715 SH
Captial Gold Corp             Common        14018Y106       70,691    250,000 Warrants
CGX Energy Inc                Common        125405100      476,931    134,485 SH
Chaus Bernard                 Common        162510200      100,447    170,249 SH
Chief Consolidated
 Mining Co.                   Common        168628105       86,646    288,820 SH
Coalcorp Mining Inc           Common        190135103      176,771     82,858 SH
Coalcorp Mining Inc           Common        190135103        1,443     41,429 Warrants
Colombia Goldfields           Common        195305107          433        420 SH
Defiant Resources Corp        Common        24477C107      439,919    318,272 SH
Delphi Financial Group        Common        247131105   19,319,540    547,606 SH
Dundee Precious
 Metals Inc                   Common        265269209      450,491     62,295 SH
Excapsa Software Inc          Common        30066E107      595,138  2,998,176 SH
Gold Hawk Res Inc             Common        38060Q109       86,135    209,750 SH
Handelman co.                 Common        410252100      142,918     83,578 SH
Heico Corp                    Common        422806208    2,485,199     58,338 SH
                               - Class A
Hollinger Inc                 Common        43556C606       25,218     86,821 SH
Isle Capri Casinos            Common        464592104    1,069,929     77,700 SH
Liberty Homes Inc.            Common        530582204       63,042     18,273 SH
                               - Class A
Liberty Homes Inc.            Common        530582303       40,949      8,306 SH
                               - Class B
Limoneira Co                  Common        532746104       92,545        415 SH
Loon Energy Inc               Common        543921100      786,233  1,105,599 SH
Mcrae Industries              Common        582757209      140,505      8,265 SH
MDU Communication
 Int'l Inc                    Common        582828109      478,249  1,166,460 SH
Medoro Resources Ltd          Common        58503R209       54,385    135,745 SH
National Atlantic
 Holdings                     Common        63253Y107      538,599    121,580 SH
Nevsun Resources Ltd          Common        64156L101      482,304    209,362 SH
Next Inc.                     Common        65336T104        9,552     83,060 SH
Oakwood Homes                 Common        674098207           32     21,263 SH
Petrofalcon Corp              Common        716474101      776,564    934,122 SH
Quanta Capital Holdings       Common        B0147K9 US   2,534,792    994,036 SH
Rusoro Mining                 Common        782227102      172,388    107,570 SH
Shermen WSC Acquisition       Common        824197115       14,884     46,514 Warrants
Sielox                        Common        82620E107      170,439    568,130 SH
Silk Road Resources           Common        827101106       92,500     83,200 SH
Simon Worldwide Inc.          Common        828815100       42,788    106,970 SH
Sunridge Gold Corp            Common        86769Q102      463,714    284,032 SH
Transworld Corp               Common        89336R207      832,676    195,006 SH
Truestar Petroleum Corp       Common        897867107        2,627     87,413 SH
Westwood One Inc.             Common        961815107      122,409     61,512 SH




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
[TABLE 2 OF 2]
                                           ITEM 6:                                      ITEM 8:
                                   INVESTMENT DISCRETION                       VOTING AUTHORITY SHARES
                                         (b)Shares    (c)       ITEM 7:
                ITEM 1:                  as Defined   Shared   Managers
            Name of Issuer    (a)Sole    in Instr.V   Other    See Instr.V  (a)Sole  (b) Shared  (c) None
----------------------------------------------------------------------------------------------------------
Ambase Corp.                    187,117      --       --         --         187,117     --         --
Berkeley Tech Inc.              230,043      --       --         --         230,043     --         --

Bimini Capital Mgt              104,590      --       --         --         104,590     --         --
Capital Southwest
 Corporation                     22,726      --       --         --          22,726     --         --
Captial Gold Corp             1,778,715      --       --         --       1,778,715     --         --
Captial Gold Corp               250,000      --       --         --         250,000     --         --
CGX Energy Inc                  134,485      --       --         --         134,485     --         --
Chaus Bernard                   170,249      --       --         --         170,249     --         --
Chief Consolidated
 Mining Co.                     288,820      --       --         --         288,820     --         --
Coalcorp Mining Inc              82,858      --       --         --          82,858     --         --
Coalcorp Mining Inc              41,429      --       --         --          41,429     --         --
Colombia Goldfields                 420      --       --         --             420     --         --
Defiant Resources Corp          318,272      --       --         --         318,272     --         --
Delphi Financial Group          547,606      --       --         --         547,606     --         --
Dundee Precious
 Metals Inc                      62,295      --       --         --          62,295     --         --
Excapsa Software Inc          2,998,176      --       --         --       2,998,176     --         --
Gold Hawk Res Inc               209,750      --       --         --         209,750     --         --
Handelman co.                    83,578      --       --         --          83,578     --         --
Heico Corp                       58,338      --       --         --          58,338     --         --

Hollinger Inc                    86,821      --       --         --          86,821     --         --
Isle Capri Casinos               77,700      --       --         --          77,700     --         --
Liberty Homes Inc.               18,273      --       --         --          18,273     --         --

Liberty Homes Inc.                8,306      --       --         --           8,306     --         --

Limoneira Co                        415      --       --         --             415     --         --
Loon Energy Inc               1,105,599      --       --         --       1,105,599     --         --
Mcrae Industries                  8,265      --       --         --           8,265     --         --
MDU Communication
 Int'l Inc                    1,166,460      --       --         --       1,166,460     --         --
Medoro Resources Ltd            135,745      --       --         --         135,745     --         --
National Atlantic
 Holdings                       121,580      --       --         --         121,580     --         --
Nevsun Resources Ltd            209,362      --       --         --         209,362     --         --
Next Inc.                        83,060      --       --         --          83,060     --         --
Oakwood Homes                    21,263      --       --         --          21,263     --         --
Petrofalcon Corp                934,122      --       --         --         934,122     --         --
Quanta Capital Holdings         994,036      --       --         --         994,036     --         --
Rusoro Mining                   107,570      --       --         --         107,570     --         --
Shermen WSC Acquisition          46,514      --       --         --          46,514     --         --
Sielox                          568,130      --       --         --         568,130     --         --
Silk Road Resources              83,200      --       --         --          83,200     --         --
Simon Worldwide Inc.            106,970      --       --         --         106,970     --         --
Sunridge Gold Corp              284,032      --       --         --         284,032     --         --
Transworld Corp                 195,006      --       --         --         195,006     --         --
Truestar Petroleum Corp          87,413      --       --         --          87,413     --         --
Westwood One Inc.                61,512      --       --         --          61,512     --         --
